Average Annual Total Returns{- Strategic Advisers® Short Duration Fund} - 05.31 Strategic Advisers Short Duration Fund PRO-12 - Strategic Advisers® Short Duration Fund	Strategic Advisers Short Duration Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Short Duration Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Short Duration Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions and Sales Past 10 years	SB009 Past 1 year	SB009 Past 5 years	SB009 Past 10 years
Total	0.02%	1.83%	1.44%	(0.27%)	1.10%	0.87%	0.01%	1.09%	0.85%	0.06%	1.20%	0.68%